Fuel Derivatives Outstanding (Detail)	Nov. 30, 2011 bbl
Fuel Derivatives 2012 Third Quarter Maturity
Derivative [Line Items]
Barrels	522,000	[1]
Weighted-Average Floor Price	75	[1]
Weighted-Average Ceiling Price	135	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]
Fuel Derivatives 2012 Fourth Quarter Maturity
Derivative [Line Items]
Barrels	522,000	[1]
Weighted-Average Floor Price	75	[1]
Weighted-Average Ceiling Price	135	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]
Fuel Derivatives Second Half 2012
Derivative [Line Items]
Barrels	1,044,000	[1]
Weighted-Average Floor Price	75	[1]
Weighted-Average Ceiling Price	135	[1]
Fuel Derivatives 2013 Maturity
Derivative [Line Items]
Barrels	2,112,000	[1]
Weighted-Average Floor Price	74	[1]
Weighted-Average Ceiling Price	132	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]
Fuel Derivatives 2014 Maturity
Derivative [Line Items]
Barrels	2,112,000	[1]
Weighted-Average Floor Price	71	[1]
Weighted-Average Ceiling Price	128	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]
Fuel Derivatives 2015 Maturity
Derivative [Line Items]
Barrels	2,160,000	[1]
Weighted-Average Floor Price	71	[1]
Weighted-Average Ceiling Price	125	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]

[1]	Fuel derivatives mature evenly over each quarter within the above fiscal years.